Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement [text block] [Abstract]
FAIR VALUE MEASUREMENT

Note 6:- Fair value measurement

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2019 and 2020:

	Fair value measurements
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 4)	-	1,238	-	1,238
Dividend preference derivative in TSG (1)	-	-	1,707	1,707
	$-	$1,238	$1,707	$2,945

Liabilities:
Foreign currency derivative contracts	-	707	-	707
Contingent consideration in respect of business combination	-	-	18,456	18,456
Liabilities from acquisition of non-controlling interests (put options)	-	-	64,018	64,018
	-	$707	$82,474	$83,181

	Fair value measurements
	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 4)	-	1,112	-	1,112
Corporate bonds at fair value through other comprehensive income (Note 4)	-	5,488	-	5,488
Dividend preference derivative in TSG (1)	-	-	1,539	1,539
	$-	$6,600	$1,539	$8,139

Liabilities:
Foreign currency derivative contracts	-	67	-	67
Contingent consideration in respect of business combination	-	-	13,979	13,979
Liabilities from acquisition of non-controlling interests (put options)	-	-	54,850	54,850
	$-	$67	$68,829	$68,896

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.